Risk Management Activities - Outstanding commodity derivative instruments designated as hedging instruments (Details) - Commodity risk management	Dec. 31, 2021 MWh t	Dec. 31, 2020 MWh t
Electricity | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	0	95,000
Notional amount purchased	0	0
Electricity | Non-Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	46,139,000	12,944,000
Notional amount purchased	14,951,000	8,258,000
Emissions | Non-Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	445,000	1,831,000
Notional amount purchased	2,030,000	2,112,000
Notional amount purchased | t	350,000	2,365,000
Notional amount sold | t	350,000	2,160,000
Coal | Non-Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount purchased | t	9,352,000	9,078,000
Notional amount sold | t	0	0